Summary of Significant Account Policies: (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014 WFEC warrants	Sep. 30, 2013 WFEC warrants	Jun. 30, 2014 WFEC warrants	Oct. 02, 2013 WFEC warrants	Dec. 31, 2012 WFEC warrants	Sep. 30, 2014 Class A and B warrants	Jun. 30, 2014 Class A and B warrants
Summary of Significant Account Policies:
Weighted average common shares outstanding (in shares)	77,505,908	77,431,832	77,485,846	77,263,381
Significant accounting policies:
Number of common stock shares for which warrants are issued									8,500,000
Exercise price of warrants (in dollars per share)								$ 0.17	$ 0.20
WFEC warrant liability
Balance at the beginning of period	$ 16,290,341					$ 1,805,898	$ 1,805,898
Change in fair value of WFEC warrant liability	(1,018,006)	2,030,188	(17,120,692)		69,756	224,290	982,042
Balance at the end of period	$ 15,272,335		$ 16,290,341			$ 2,030,188
Risk-free rate of return (as a percent)					0.89%		0.89%			0.89%	0.89%
Expected volatility rate (as a percent)					80.00%		80.00%			80.00%	80.00%
Dividend payments	$ 0		$ 0